UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.2%

                                                        SHARES         VALUE
                                                     -----------   -------------
ELECTRIC UTILITIES - 32.6%
   Calpine * .....................................       177,000   $   1,435,470
   FPL Group .....................................        10,000         537,900
   Integrys Energy Group .........................        67,500       1,782,675
   ITC Holdings ..................................        38,000       1,654,140
   National Grid PLC ADR .........................        51,000       2,124,150
   NiSource ......................................       130,000       1,428,700
   NSTAR .........................................        50,000       1,570,500
   NV Energy .....................................       145,000       1,486,250
   PPL ...........................................        55,500       1,660,005
   SCANA .........................................        15,000         453,300
   TECO Energy ...................................       100,000       1,059,000
                                                                   -------------
                                                                      15,192,090
                                                                   -------------
ENERGY - 17.9%
   EnCana ........................................        34,900       1,595,977
   Exxon Mobil ...................................        29,000       1,933,430
   Petroleo Brasileiro ADR .......................         6,000         201,420
   Schlumberger ..................................        24,500       1,200,255
   Southwestern Energy * .........................         5,000         179,300
   Total ADR .....................................        22,000       1,093,840
   Transocean * ..................................        26,500       1,788,220
   Ultra Petroleum * .............................         8,000         342,400
                                                                   -------------
                                                                       8,334,842
                                                                   -------------
FINANCIAL SERVICES - 3.6%
   Berkshire Hathaway, Cl B * ....................           550       1,685,750
                                                                   -------------
GAS - 20.3%
   Enbridge ......................................        23,000         709,550
   EQT ...........................................        50,000       1,681,500
   Oneok .........................................        75,000       1,962,750
   Sempra Energy .................................        35,000       1,610,700
   South Jersey Industries .......................        30,000       1,041,300
   Southwest Gas .................................        30,000         606,300

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
GAS - CONTINUED
   Spectra Energy ................................        42,000   $     609,000
   Williams ......................................        89,000       1,254,900
                                                                   -------------
                                                                       9,476,000
                                                                   -------------
INDUSTRIALS - 3.8%
   Burlington Northern Santa Fe ..................        16,000       1,079,680
   Nalco Holding .................................        42,000         685,440
                                                                   -------------
                                                                       1,765,120
                                                                   -------------
TELECOMMUNICATION SERVICES - 10.6%
   AT&T ..........................................        82,000       2,100,840
   CenturyTel ....................................        51,000       1,384,650
   CommScope * ...................................         4,000         100,400
   Frontier Communications .......................        90,000         639,900
   Telefonica ADR ................................        13,000         731,770
                                                                   -------------
                                                                       4,957,560
                                                                   -------------
WATER UTILITIES - 5.4%
   American Water Works ..........................        95,000       1,710,000
   Veolia Environment ............................        30,000         819,300
                                                                   -------------
                                                                       2,529,300
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $54,016,582) .........................                    43,940,662
                                                                   -------------
SHORT-TERM INVESTMENT - 7.4%
   SEI Daily Income Trust Treasury II Fund,
      Cl B, 0.050% (A)
      (Cost $3,456,722) ..........................     3,456,722       3,456,722
                                                                   -------------
   TOTAL INVESTMENTS - 101.6%
      (Cost $57,473,304) + .......................                 $  47,397,384
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $46,630,783.

*    NON-INCOME PRODUCING SECURITY.

(A)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

ADR AMERICAN DEPOSITARY RECEIPT
CL  CLASS
PLC PUBLIC LIMITED COMPANY

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,473,304, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,529,048 AND $(11,604,968), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                              LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                            -----------   -------   -------   -----------
Investments in securities   $47,397,384     $--       $--     $47,397,384
                            ===========     ===       ===     ===========

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

WHR-QH-001-1000

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II

By (Signature and Title)


                                        /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


                                        /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

By (Signature and Title)


                                        /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2009